Real Estate Investments (Schedule of Assets Acquired and Liabilities Assumed) (Details) $ in Thousands	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) property	Dec. 31, 2013 USD ($) property	Dec. 31, 2014 USD ($) property
Property, Plant and Equipment [Line Items]
Land	$ 1,729	$ 147,899	$ 210,379
Buildings, fixtures and improvements	29,664	868,700	672,121
Total tangible assets		1,016,599	882,500
Acquired intangibles	2,851
Below-market lease liabilities	(774)	(931)	(19,692)
Total assets acquired, net		1,146,141	1,051,363
Mortgage notes payable assumed		(8,830)	(462,238)
Premium on mortgage assumed		(334)	(27,862)
Real estate investments financed through accounts payable		(9,902)	0
Deposits paid in prior periods		0	(33,035)
Cash paid for acquired real estate investments, at cost	$ 34,244	$ 1,127,075	$ 528,228 [1]
Number of properties purchased | property	4	239	224
Cash paid for real estate in prior periods			$ 9,900
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-lived Intangible Liabilities	$ 85
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Tangible Assets Acquired During Period	31,393
In-place leases [Member]
Property, Plant and Equipment [Line Items]
Acquired intangibles	$ 3,162	$ 130,093	175,152
Finite-Lived Intangible Assets, Remaining Amortization Period	9 years 5 months 18 days
Above-market lease assets [Member]
Property, Plant and Equipment [Line Items]
Acquired intangibles	$ 548	$ 380	$ 13,403
Finite-Lived Intangible Assets, Remaining Amortization Period	9 years 7 months
Above-market ground leases
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Liabilities, Remaining Amortization Period	48 years 7 months
Below Market Leases [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Liabilities, Remaining Amortization Period	9 years 6 months 6 days

[1]	Excludes cash paid for real estate investments financed through accounts payable in prior periods of $9.9 million.